JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Airlines — 0.6%
Southwest Airlines Co.*	1,876	96,498

Banks — 8.4%
Citizens Financial Group, Inc.	4,560	214,209
Fifth Third Bancorp	6,759	286,853
Huntington Bancshares, Inc.	19,140	295,910
M&T Bank Corp.	1,672	249,748
Regions Financial Corp.	9,903	211,035
Zions Bancorp NA	2,214	137,009

		1,394,764

Beverages — 1.3%
Constellation Brands, Inc., Class A	590	124,318
Keurig Dr Pepper, Inc.	2,504	85,547

		209,865

Building Products — 2.6%
Carlisle Cos., Inc.	1,053	209,340
Fortune Brands Home & Security, Inc.	2,478	221,608

		430,948

Capital Markets — 6.5%
Ameriprise Financial, Inc.	1,116	294,859
Northern Trust Corp.	1,756	189,331
Raymond James Financial, Inc.	2,208	203,730
State Street Corp.	2,231	189,004
T. Rowe Price Group, Inc.	977	192,205

		1,069,129

Chemicals — 1.6%
Celanese Corp.	954	143,754
Valvoline, Inc.	4,036	125,853

		269,607

Communications Equipment — 1.8%
CommScope Holding Co., Inc.*	3,988	54,197
Motorola Solutions, Inc.	1,079	250,602

		304,799

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	472	161,390

Consumer Finance — 1.2%
Discover Financial Services	1,563	192,027

Containers & Packaging — 1.6%
Packaging Corp. of America	901	123,768
Silgan Holdings, Inc.	3,564	136,727

		260,495

Distributors — 1.7%
Genuine Parts Co.	793	96,164
LKQ Corp.*	3,694	185,891

		282,055

Diversified Financial Services — 0.5%
Voya Financial, Inc.	1,466	90,005

Electric Utilities — 3.3%
Edison International	2,112	117,127
Entergy Corp.	1,840	182,744
Xcel Energy, Inc.	3,868	241,730

		541,601

Electrical Equipment — 3.4%
Acuity Brands, Inc.(a)	1,175	203,750
AMETEK, Inc.	1,245	154,404
Hubbell, Inc.(a)	1,153	208,362

		566,516

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	2,642	193,501
CDW Corp.	749	136,255
Keysight Technologies, Inc.*	454	74,634
SYNNEX Corp.	1,878	195,489

		599,879

Entertainment — 0.9%
Zynga, Inc., Class A*	19,019	143,210

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Homes 4 Rent, Class A	3,794	144,610
AvalonBay Communities, Inc.	653	144,693
Boston Properties, Inc.	1,254	135,839
Brixmor Property Group, Inc.	4,357	96,333
Essex Property Trust, Inc.(a)	307	98,034
Federal Realty Investment Trust	633	74,638
JBG SMITH Properties	1,974	58,441
Kimco Realty Corp.	5,229	108,511
Mid-America Apartment Communities, Inc.	452	84,319
Rayonier, Inc.	4,020	143,416
Regency Centers Corp.	1,205	81,133
Rexford Industrial Realty, Inc.	1,238	70,230
Sun Communities, Inc.	436	80,628
Ventas, Inc.	1,254	69,250
Weyerhaeuser Co.	4,302	153,017
WP Carey, Inc.	1,119	81,714

		1,624,806

Food & Staples Retailing — 1.3%
Kroger Co. (The)	2,829	114,357
US Foods Holding Corp.*	3,001	104,016

		218,373

Food Products — 0.9%
Post Holdings, Inc.*	1,349	148,571

Gas Utilities — 1.2%
National Fuel Gas Co.	3,754	197,160

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	1,417	207,458

Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	1,584	189,250
Henry Schein, Inc.*	1,816	138,271
Humana, Inc.	144	55,951
Laboratory Corp. of America Holdings*	858	241,483
Universal Health Services, Inc., Class B	1,337	185,038

		809,993

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	559	84,742
Expedia Group, Inc.*	510	83,583

		168,325

Household Durables — 1.8%
Mohawk Industries, Inc.*	729	129,400
Newell Brands, Inc.	7,798	172,658

		302,058

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.5%
Energizer Holdings, Inc.	2,034	79,438

Insurance — 6.1%
Alleghany Corp.*	134	83,905
Arch Capital Group Ltd.*	1,978	75,512
Hartford Financial Services Group, Inc. (The)	2,457	172,623
Lincoln National Corp.	1,979	136,066
Loews Corp.	4,656	251,110
Progressive Corp. (The)	1,108	100,139
RenaissanceRe Holdings Ltd. (Bermuda)	497	69,214
WR Berkley Corp.	1,606	117,519

		1,006,088

Interactive Media & Services — 0.9%
InterActiveCorp.*	1,130	147,285

IT Services — 1.0%
FleetCor Technologies, Inc.*	612	159,812

Machinery — 5.5%
IDEX Corp.	578	119,633
ITT, Inc.	2,108	180,924
Lincoln Electric Holdings, Inc.	1,319	169,866
Middleby Corp. (The)*	887	151,318
Snap-on, Inc.	713	148,886
Timken Co. (The)	2,052	134,242

		904,869

Media — 3.0%
Liberty Broadband Corp., Class C*	1,566	270,490
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,905	232,856

		503,346

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	3,815	124,096

Multiline Retail — 0.7%
Kohl’s Corp.	2,425	114,187

Multi-Utilities — 3.1%
CMS Energy Corp.	3,599	214,983
Sempra Energy	685	86,706
WEC Energy Group, Inc.	2,425	213,872

		515,561

Oil, Gas & Consumable Fuels — 4.5%
Cabot Oil & Gas Corp.(a)	11,958	260,202
Diamondback Energy, Inc.	2,797	264,831
Williams Cos., Inc. (The)	8,616	223,506

		748,539

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc*	631	82,225

Professional Services — 0.9%
Leidos Holdings, Inc.	1,618	155,492

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A*	2,248	218,848

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	950	159,157

Software — 0.9%
NortonLifeLock, Inc.	6,172	156,157

Specialty Retail — 3.3%
AutoZone, Inc.*	152	257,946
Best Buy Co., Inc.(a)	1,653	174,697
Gap, Inc. (The)	5,016	113,860

		546,503

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.	1,478	143,728
Ralph Lauren Corp.	1,266	140,566
Tapestry, Inc.	2,790	103,286

		387,580

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	5,503	82,328

TOTAL COMMON STOCKS (Cost $9,924,119)		16,381,043

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c) (Cost $162,987)	162,906	162,987

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	23,536	23,536
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	4,114	4,114

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $27,650)		27,650

TOTAL SHORT-TERM INVESTMENTS (Cost $190,637)		190,637

Total Investments — 100.1% (Cost $10,114,756)		16,571,680
Liabilities in Excess of Other Assets — (0.1)%		(23,136)

Net Assets — 100.0%		16,548,544

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $25,863.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$16,571,680	$—	$—	$16,571,680

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$334,195	$425,283	$596,491	$— (c)	$—	(c)	$162,987	162,906	$32		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	18,535	66,001	61,000	(1)	1		23,536	23,536	5		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,666	38,128	37,680	—	—		4,114	4,114	—	(c)	—

Total	$356,396	$529,412	$695,171	$(1)	$1		$190,637		$37		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.